75817 9/01

Prospectus Supplement
dated September 17, 2001 to:
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Putnam Voyager Fund II (the "fund")
Prospectus dated April 30, 2001

The second paragraph under the heading "Who manages the fund" is replaced with the following:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

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Manager               Since     Experience
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Roland W. Gillis      1995      1995 - Present     Putnam Management
Managing Director
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Daniel L. Miller      2001      1983 - Present     Putnam Management
Managing Director
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Jeffery R. Lindsey    1998      1994 - Present     Putnam Management
Senior Vice President
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